Taxation - Income Tax Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ 59.7	$ 55.2	$ 38.2
Congo
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid foreign after refund received	12.0	14.4	14.4
Gabon
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid foreign after refund received	14.4	6.1	0.0
Thailand
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid foreign after refund received	7.2	9.7	4.4
Other
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid foreign after refund received	$ 26.1	$ 25.0	$ 19.4